SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Net Income Per Share (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Numerator:
Allocation of net income	$ (24,005,990)	$ (8,444,108)	$ (49,252,075)	$ (30,712,498)		$ (37,615,068)		$ (17,207,318)
Weighted average number of units:
Basic weighted average shares outstanding	318,340,442	64,319,210	318,340,442	64,024,061		188,579,085		67,134,921
Diluted weighted average shares outstanding	318,340,442	64,319,210	318,340,442	64,024,061		188,579,085		67,134,921
Basic net income (loss) per share	$ (0.08)	$ (0.13)	$ (0.15)	$ (0.48)		$ (0.2)		$ (0.26)
Diluted net income (loss) per share	$ (0.08)	$ (0.13)	$ (0.15)	$ (0.48)		$ (0.2)		$ (0.26)
Mars Acquisition Corporation
Weighted average number of units:
Diluted weighted average shares outstanding					2,392,000		2,059,414
Diluted net income (loss) per share					$ 0.11		$ 0.27
Mars Acquisition Corporation | Ordinary Shares Subject to Redemption
Numerator:
Allocation of net income					$ 731,476		$ 1,137,785
Weighted average number of units:
Basic weighted average shares outstanding					3,674,456		4,272,329
Basic net income (loss) per share					$ 0.2		$ 0.27
Mars Acquisition Corporation | Ordinary Shares Not Subject to Redemption
Numerator:
Allocation of net income					$ 266,360		$ 548,453
Weighted average number of units:
Basic weighted average shares outstanding					2,392,000		2,059,414
Diluted weighted average shares outstanding					3,674,456		4,272,329
Basic net income (loss) per share					$ 0.11		$ 0.27
Diluted net income (loss) per share					$ 0.2		$ 0.27